UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Abacus (C.I.) Limited
           -----------------------------------------------------
Address:   La Motte Chambers
           St. Helier
           Jersey, United Kingdom, JE1 1BJ
           -----------------------------------------------------

Form 13F File Number: 28-12042
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Sean Creavy
        --------------------------------------------
Title:  Senior Manager, Client Services & Operations
        --------------------------------------------
Phone:  00 44 1534 602031
        --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Mr. Sean Creavy                  Jersey, CI, UK                   08/16/2007
-------------------                  --------------                   ----------
    [Signature]                      [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  1
                                         ------------
Form 13F Information Table Entry Total:            96
                                         ------------
Form 13F Information Table Value Total:  $122,261,677
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
   1  28-11601              Sean Creavy
                            Senior Manager, Client Services & Operations
----  --------------------  ----------------------------------------------------
     [Repeat as necessary.]

                                               FORM 13F INFORMATION TABLE

VALUE                                                              SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ALLIED CAP CORP NEW            COM              01903Q108    30945    1000 SH       Sole               1000      0    0
ALTRIA GROUP INC               COM              02209S103    70100    1000 SH       Sole               1000      0    0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390    76635    3000 SH       Sole               3000      0    0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390    76635    3000 SH       Sole               3000      0    0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101    51345    1000 SH       Sole               1000      0    0
BURLINGTON NORTHN SANTA FE C   COM              12189T104    52324     615 SH       Sole                615      0    0
CBS CORP NEW                   CL B             124857202    16663     500 SH       Sole                500      0    0
CDN IMPERIAL BK OF COMMERCE    COM              136069101    50749     560 SH       Sole                560      0    0
ALCATEL-LUCENT                 SPONSORED ADR    13904305      2995     214 SH       Sole                214      0    0
ALCATEL-LUCENT                 SPONSORED ADR    13904305      4087     292 SH       Sole                292      0    0
CENTEX CORP                    COM              152312104    14026     350 SH       Sole                350      0    0
CISCO SYS INC                  COM              17275R102    27830    1000 SH       Sole               1000      0    0
CISCO SYS INC                  COM              17275R102   139150    5000 SH       Sole               5000      0    0
CITIGROUP INC                  COM              172967101    51265    1000 SH       Sole               1000      0    0
CITIGROUP INC                  COM              172967101    51265    1000 SH       Sole               1000      0    0
CONOCOPHILLIPS                 COM              20825C104    56502     720 SH       Sole                720      0    0
EATON VANCE ENH EQTY INC FD    COM              278277108    51350    2500 SH       Sole               2500      0    0
EATON VANCE TAX MNG GBL DV E   COM              27829F108    48725    2500 SH       Sole               2500      0    0
EATON VANCE TAX MNG GBL DV E   COM              27829F108    48725    2500 SH       Sole               2500      0    0
ABBEY NATL PLC                 GDR 7.375% PRF   2920809      25145    1000 SH       Sole               1000      0    0
EXXON MOBIL CORP               COM              30231G102    45287     540 SH       Sole                540      0    0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    52400    1000 SH       Sole               1000      0    0
JOHN HANCOCK BK &THRIFT OPP    SH BEN INT       409735107    27300    3000 SH       Sole               3000      0    0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300    39201    2750 SH       Sole               2750      0    0
HARTFORD FINL SVCS GROUP INC   COM              416515104    39386     400 SH       Sole                400      0    0
HEWLETT PACKARD CO             COM              428236103   177687    3984 SH       Sole               3984      0    0
HOSPIRA INC                    COM              441060100     7801     200 SH       Sole                200      0    0
IDEARC INC                     COM              451663108     1767      50 SH       Sole                 50      0    0
INTEL CORP                     COM              458140100     9494     400 SH       Sole                400      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    48925     465 SH       Sole                465      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    21043     200 SH       Sole                200      0    0
ISHARES INC                    MSCI BRAZIL      464286400   920550   15000 SH       Sole              15000      0    0
ISHARES INC                    MSCI UTD KINGD   464286699   687764   26950 SH       Sole              26950      0    0
ISHARES INC                    MSCI UTD KINGD   464286699   301136   11800 SH       Sole              11800      0    0
ISHARES INC                    MSCI JAPAN       464286848   842740   58000 SH       Sole              58000      0    0
ISHARES TR                     MSCI EMERG MKT   464287234   641136    4875 SH       Sole               4875      0    0
JP MORGAN CHASE & CO           COM              46625H100    96840    2000 SH       Sole               2000      0    0
KT CORP                        SPONSORED ADR    48268K101  1383550   59000 SH       Sole              59000      0    0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106   168391    3050 SH       Sole               3050      0    0
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104    89550   10000 SH       Sole              10000      0    0
LILLY ELI & CO                 COM              532457108   279300    5000 SH       Sole               5000      0    0
MERCK & CO INC                 COM              589331107   199160    4000 SH       Sole               4000      0    0
MICROSOFT CORP                 COM              594918104    58920    2000 SH       Sole               2000      0    0
MORGAN STANLEY                 COM NEW          617446448  6338552   75621 SH       Sole              75621      0    0
MORGAN STANLEY                 COM NEW          617446448 57104471  681275 SH       Sole             681275      0    0
OMNITURE INC                   COM              68212S109    45810    2000 SH       Sole               2000      0    0
QUALCOMM INC                   COM              747525103    69480    1600 SH       Sole               1600      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747    23530    1000 SH       Sole               1000      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754    76245    3000 SH       Sole               3000      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    48190    2000 SH       Sole               2000      0    0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    24285    1000 SH       Sole               1000      0    0
SPDR TR                        UNIT SER 1       78462F103   281569    1875 SH       Sole               1875      0    0
SCHLUMBERGER LTD               COM              806857108  3476760   40944 SH       Sole              40944      0    0
SCHLUMBERGER LTD               COM              806857108  4138248   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  4138248   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  4138248   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  4138248   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  6973729   82126 SH       Sole              82126      0    0
SCHLUMBERGER LTD               COM              806857108  6710493   79026 SH       Sole              79026      0    0
SCHLUMBERGER LTD               COM              806857108  6710493   79026 SH       Sole              79026      0    0
SCHLUMBERGER LTD               COM              806857108  6710493   79026 SH       Sole              79026      0    0
SEARS HLDGS CORP               COM              812350106   121178     715 SH       Sole                715      0    0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506   155363    2250 SH       Sole               2250      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             84670207    108013      30 SH       Sole                 30      0    0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208    55880    2000 SH       Sole               2000      0    0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208    55880    2000 SH       Sole               2000      0    0
TIME WARNER INC                COM              887317105    21040    1000 SH       Sole               1000      0    0
TIME WARNER INC                COM              887317105   180944    8600 SH       Sole               8600      0    0
VIACOM INC NEW                 CL B             92553P201    20805     500 SH       Sole                500      0    0
ACCENTURE LTD BERMUDA          CL A             G1150G111  1414037   32992 SH       Sole              32992      0    0
ACCENTURE LTD BERMUDA          CL A             G1150G111  1244997   29048 SH       Sole              29048      0    0
BUNGE LIMITED                  COM              G16962105    65003     770 SH       Sole                770      0    0
AMERICAN INTL GROUP INC        COM              26874107     24164     350 SH       Sole                350      0    0
CAMECO CORP                    COM              13321L108    23470     500 SH       Sole                500      0    0
CISCO SYS INC                  COM              17275R102    26631     900 SH       Sole                900      0    0
DEERE & CO                     COM              244199105    37430     290 SH       Sole                290      0    0
DELL INC                       COM              24702R101       29       1 SH       Sole                  1      0    0
CITIGROUP INC                  COM              172967101    40584     800 SH       Sole                800      0    0
EXXON MOBIL CORP               COM              30231G102    58841     640 SH       Sole                640      0    0
GENERAL ELECTRIC CO            COM              369604103    36108     900 SH       Sole                900      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104    43247     210 SH       Sole                210      0    0
EXELON CORP                    COM              30161N101    36683     465 SH       Sole                465      0    0
PROCTER & GAMBLE CO            COM              742718109    31075     500 SH       Sole                500      0    0
PEABODY ENERGY CORP            COM              704549104    11552     250 SH       Sole                250      0    0
KRAFT FOODS INC                CL A             50075N104    24871     700 SH       Sole                700      0    0
SMITHFIELD FOODS INC           COM              832248108    24234     700 SH       Sole                700      0    0
MARATHON OIL CORP              COM              565849106    49620     810 SH       Sole                810      0    0
WAL MART STORES INC            COM              931142103    24030     500 SH       Sole                500      0    0
ISHARES TR                     7-10 YR TRS BD   464287440       81       1 SH       Sole                  1      0    0
BAIDU COM INC                  SPON ADR REP A   56752108     37900     200 SH       Sole                200      0    0
MELCO PBL ENTMNT LTD           ADR              585464100       13       1 SH       Sole                  1      0    0
AMERICAN EXPRESS CO            COM              25816109     12234     200 SH       Sole                200      0    0
AMERIPRISE FINL INC            COM              03076C106     6351     100 SH       Sole                100      0    0
CITIGROUP INC                  COM              172967101    10253     200 SH       Sole                200      0    0
GENERAL ELECTRIC CO            COM              369604103    19130     500 SH       Sole                500      0    0
INTEL CORP                     COM              458140100     7120     300 SH       Sole                300      0    0